[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

March 28, 2012

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account III
1940 Act Registration Number: 811-03166
1933 Act Registration Numbers: 002-71599
CIK: 0000352078
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account III, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies.  This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Neuberger Berman Advisers Management Trust	0000736913	March 1, 2012
SBL Fund	0000217087	March 12, 2012

To the extent necessary, that filing is incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001